Concentration Risk	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATION RISK

NOTE 14 - CONCENTRATION Risk:

Major customers and vendors are defined as those from whom the Group derives at least 10% of its revenues and cost of revenues, respectively.

a.	During the years ended December 31, 2019, 2018 and 2017, revenues from the major customers reflected 88% (one customer), 86% (two customers) and 89% (three customers) of the total consolidated revenues, respectively.

b.	During the years ended December 31, 2019, 2018 and 2017, the cost of revenues from major vendors reflected 34% (two vendors), 0% (no vendors) and 17% (one vendor) of the total consolidated cost of revenues, respectively.

c.	As of December 31, 2019 and 2018, accounts receivables from one of the Group's customers represented 100% and 98% of the total accounts receivables, respectively. Both amounts represent one project that was substantially completed in 2015. The Company periodically evaluates its account receivables for impairment and reserves accordingly.